Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	pipi141_SupplementTextBlock
Prudential Investment Portfolios, Inc. 14

Prudential Government Income Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund’s Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	None
+ Other expenses	0.22%	0.22%	0.22%	0.22%	0.22%
= Total annual Fund operating expenses	0.97%	1.72%	1.72%	1.47%	0.72%
- Fee waiver or expense reimbursement[1]	None	None	None	(0.25)%	None
= Net annual Fund operating expenses[1]	0.97%	1.72%	1.72%	1.22%	0.72%

° The distributor of the Fund has contractually agreed until June 30, 2015 to reduce its distribution and service (12b-1) fees for Class R shares to an annual rate of 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to June 30, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$545	$745	$962	$1,586	$545	$745	$962	$1,586
Class B	$675	$842	$1,033	$1,738	$175	$542	$933	$1,738
Class C	$275	$542	$933	$2,030	$175	$542	$933	$2,030
Class R	$124	$440	$779	$1,736	$124	$440	$779	$1,736
Class Z	$74	$230	$401	$894	$74	$230	$401	$894

PRUDENTIAL GOVERNMENT INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi141_SupplementTextBlock
Prudential Investment Portfolios, Inc. 14

Prudential Government Income Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund’s Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	None
+ Other expenses	0.22%	0.22%	0.22%	0.22%	0.22%
= Total annual Fund operating expenses	0.97%	1.72%	1.72%	1.47%	0.72%
- Fee waiver or expense reimbursement[1]	None	None	None	(0.25)%	None
= Net annual Fund operating expenses[1]	0.97%	1.72%	1.72%	1.22%	0.72%

° The distributor of the Fund has contractually agreed until June 30, 2015 to reduce its distribution and service (12b-1) fees for Class R shares to an annual rate of 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to June 30, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$545	$745	$962	$1,586	$545	$745	$962	$1,586
Class B	$675	$842	$1,033	$1,738	$175	$542	$933	$1,738
Class C	$275	$542	$933	$2,030	$175	$542	$933	$2,030
Class R	$124	$440	$779	$1,736	$124	$440	$779	$1,736
Class Z	$74	$230	$401	$894	$74	$230	$401	$894

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	° The distributor of the Fund has contractually agreed until June 30, 2015 to reduce its distribution and service (12b-1) fees for Class R shares to an annual rate of 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to June 30, 2015 without the prior approval of the Fund’s Board of Directors.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL GOVERNMENT INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	545
3 Years	rr_ExpenseExampleYear03	745
5 Years	rr_ExpenseExampleYear05	962
10 Years	rr_ExpenseExampleYear10	1,586
1 Year	rr_ExpenseExampleNoRedemptionYear01	545
3 Years	rr_ExpenseExampleNoRedemptionYear03	745
5 Years	rr_ExpenseExampleNoRedemptionYear05	962
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,586
PRUDENTIAL GOVERNMENT INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	842
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	1,738
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,738
PRUDENTIAL GOVERNMENT INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	275
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	2,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
PRUDENTIAL GOVERNMENT INCOME FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,736
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,736
PRUDENTIAL GOVERNMENT INCOME FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	230
5 Years	rr_ExpenseExampleNoRedemptionYear05	401
10 Years	rr_ExpenseExampleNoRedemptionYear10	894